Goodwill - Narrative (Details) - EUR (€) € in Millions			12 Months Ended		24 Months Ended
	Jun. 09, 2022	Mar. 21, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Jul. 31, 2021	Jul. 01, 2021
Disclosure of detailed information about intangible assets [line items]
Business plan, term			3 years
Business plan, cash flow, term			5 years
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
OIBDA margin estimate, term			2 years
Long-term capital expenditure (CapEx) ratio (as a percent)			12.00%
Growth rate used to extrapolate cash flow projections (as a percent)			0.80%	0.80%
After-tax discount rates applied to cash flow projections (as a percent)			6.90%	6.50%
Telefónica Spain | Minimum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				(0.25%)
Telefónica Spain | Minimum | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				(1.50%)
Telefónica Spain | Maximum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				0.25%
Telefónica Spain | Maximum | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				1.50%
Telefónica Spain | Forecast | Minimum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)					34.00%
Telefónica Spain | Forecast | Maximum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)					39.00%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
OIBDA margin estimate, term			2 years
Growth rate used to extrapolate cash flow projections (as a percent)			1.00%	1.10%
After-tax discount rates applied to cash flow projections (as a percent)			5.70%	5.20%
Telefónica Germany | Minimum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				(0.25%)
Telefónica Germany | Minimum | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				(1.50%)
Telefónica Germany | Maximum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				0.25%
Telefónica Germany | Maximum | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				1.50%
Telefónica Germany | Forecast | Minimum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)					30.00%
Telefónica Germany | Forecast | Maximum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)					33.00%
Telefónica Germany and Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)			14.00%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
OIBDA margin estimate, term			2 years
Growth rate used to extrapolate cash flow projections (as a percent)			4.50%	4.50%
After-tax discount rates applied to cash flow projections (as a percent)			12.60%	12.00%
Telefónica Brazil | GDP Growth Rate
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)			5.50%
Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)			1.50%
Telefónica Brazil | Minimum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				(0.50%)
Telefónica Brazil | Minimum | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				(2.00%)
Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)			4.50%
Telefónica Brazil | Maximum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				0.50%
Telefónica Brazil | Maximum | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				2.00%
Telefónica Brazil | Forecast | Minimum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)					41.00%
Long-term capital expenditure (CapEx) ratio (as a percent)			16.00%
Telefónica Brazil | Forecast | Maximum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)					46.00%
Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital (as a percent)			10.40%
Growth rate used to extrapolate cash flow projections (as a percent)			2.40%
Telefónica Peru | Weighted Average Cost of Capital (WACC)
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			1.00%
Changes in key assumption rate, estimated additional impairment of goodwill			€ 160
Telefónica Peru | Terminal Growth Rate
Disclosure of detailed information about intangible assets [line items]
Changes in key assumption rate, estimated additional impairment of goodwill			€ 11
Telefónica Peru | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(0.25%)
Telefónica Peru | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(1.00%)
Changes in key assumption rate, estimated additional impairment of goodwill			€ 95
Telefónica Peru | Investment/Sales Ratio
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			0.50%
Changes in key assumption rate, estimated additional impairment of goodwill			€ 60
InfraCo, SpA
Disclosure of detailed information about intangible assets [line items]
Proportion of voting equity transferred (as a percent)						60.00%
InfraCo, SpA | Telefónica Chile, S.A. | KKR Alameda Aggregator L.P.
Disclosure of detailed information about intangible assets [line items]
Proportion of voting equity transferred (as a percent)				60.00%			60.00%
Telefonica Chile
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)			2.80%
After-tax discount rates applied to cash flow projections (as a percent)			9.40%
Telefonica Chile | Weighted Average Cost of Capital (WACC)
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			0.50%
Changes in key assumption rate, estimated additional impairment of goodwill			€ 60
Telefonica Chile | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(0.25%)
Telefonica Chile | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(1.25%)
Changes in key assumption rate, estimated additional impairment of goodwill			€ 116
Telefonica Chile | Investment/Sales Ratio
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			0.63%
Changes in key assumption rate, estimated additional impairment of goodwill			€ 60
Telefonica Chile | Minimum
Disclosure of detailed information about intangible assets [line items]
Inflation rate (as a percent)			10.00%
Telefónica Ecuador
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital (as a percent)			16.00%
Growth rate used to extrapolate cash flow projections (as a percent)			2.00%
Telefónica Ecuador | Weighted Average Cost of Capital (WACC)
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			15000.00%
Changes in key assumption rate, estimated additional impairment of goodwill			€ 30
Telefónica Ecuador | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(0.25%)
Telefónica Ecuador | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(1.75%)
Changes in key assumption rate, estimated additional impairment of goodwill			€ 12
Telefónica Ecuador | Investment/Sales Ratio
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			0.90%
Changes in key assumption rate, estimated additional impairment of goodwill			€ 3
Goodwill
Disclosure of detailed information about intangible assets [line items]
Additions			1,152	€ 297
Write-offs			0	(416)
Disposals			0	353
Goodwill | Operating segments | Telefónica Hispam
Disclosure of detailed information about intangible assets [line items]
Additions			0	0
Write-offs			0	(393)
Disposals			0	137
Goodwill | Operating segments | Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
Additions			0	0
Write-offs			0	0
Disposals			0	8
Goodwill | Operating segments | Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
Additions			0	0
Write-offs			0	0
Disposals			0	172
Goodwill | Operating segments | Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Additions			695	0
Write-offs			0	0
Disposals			€ 0	36
Goodwill | Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Write-offs				(393)
Goodwill | Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
Disposals				172
Goodwill | InfraCo, SpA | Telefónica Chile, S.A. | KKR Alameda Aggregator L.P. | Operating segments | Telefónica Hispam
Disclosure of detailed information about intangible assets [line items]
Write-offs				137
Incremental | Goodwill
Disclosure of detailed information about intangible assets [line items]
Additions		€ 170
BE-terna | Goodwill
Disclosure of detailed information about intangible assets [line items]
Additions	€ 279
Cancom Ltd. | Goodwill
Disclosure of detailed information about intangible assets [line items]
Additions				€ 284